Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Allowance for doubtful accounts	$ 53,533	$ 69,693
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in shares)	1,000,000.0	1,000,000.0
Preferred stock, shares issued (in shares)	0	0
Preferred stock, shares outstanding (in shares)	0	0
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	470,000,000.0	470,000,000.0
Common stock, shares issued (in shares)	207,400,000	138,900,000
Common stock, shares outstanding (in shares)	197,400,000	128,300,000
Treasury stock (in shares)	30,000.00	0